Members' Deficit (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	May 31, 2022	Apr. 30, 2021	Jun. 11, 2018	May 20, 2018
Class A Member Units | Liminatus Pharma, LLC
Members' Deficit
Units issued					8,400,000			10,000,000
Value of units issued					$ 4.2			$ 0.1
Units purchased							16,666,666
Exercise price							$ 0.01
Value of units exercised						$ 0.2
Price per unit					$ 0.5
Remaining percentage of allocation of annual revenue and expenses on a pro rata basis	49.00%
Remaining percentage of allocation of voting interest on pro rata basis	49.00%
Remaining percentage of allocation of liquidation value on pro rata basis	49.00%
Class A Member Units | Valetudo Loan | Liminatus Pharma, LLC
Members' Deficit
Units repurchased			1,400,000
Repurchase value			$ 0.7
Repurchase price per unit			$ 0.5
Class A Member Units | Metavagen LLC ("Metavagen") | Metavagen License Agreement | Liminatus Pharma, LLC
Members' Deficit
Number of member units exchange for license rights to develop, market and sell YN1203, InnoBation Bio CAR NK biomarker			40,000,000
Number of member units terminated post termination of license rights		40,000,000
Class A Member Units | Curis Biotech Holdings LLC | CD47 License agreement with InnoBation
Members' Deficit
Number of member units exchange for license rights to develop, market and sell YN1203, InnoBation Bio CAR NK biomarker				78,555,554
Class A Member Units | Curis Biotech Holdings LLC | CD47 License agreement with InnoBation | Liminatus Pharma, LLC
Members' Deficit
Number of member units exchange for license rights to develop, market and sell YN1203, InnoBation Bio CAR NK biomarker		78,555,554
Class B Member Units | Liminatus Pharma, LLC
Members' Deficit
Percentage of allocation of annual revenue and expenses	51.00%
Percentage of voting interest	51.00%
Percentage of allocation of liquidation value	51.00%